Segmental Analyses - Disclosure of Operating Segment Information (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Operating Segments [Line Items]
Revenue	[1]	£ 25,776	£ 25,877	£ 24,492
Profit from operations		9,962	9,016	9,313
Net finance costs		(1,745)	(1,602)	(1,381)
Share of post-tax results of associates and joint ventures		455	498	419
Profit/(loss) before taxation		8,672	7,912	8,351
Taxation on ordinary activities		(2,108)	(2,063)	(2,141)
Profit for the year		6,564	5,849	6,210
Adjusted at Constant Rates
Disclosure Of Operating Segments [Line Items]
Revenue		26,670	25,683
Profit from operations		11,661	11,032	10,924
Net finance costs		(1,612)	(1,466)
Share of post-tax results of associates and joint ventures		468	466
Profit/(loss) before taxation		10,517	10,032
Taxation on ordinary activities		(2,493)	(2,498)
Translation Exchange
Disclosure Of Operating Segments [Line Items]
Revenue		(894)	144
Profit from operations		(296)	98
Net finance costs		20	(56)
Share of post-tax results of associates and joint ventures		(26)	7
Profit/(loss) before taxation		(302)	49
Taxation on ordinary activities		63	(3)
Adjusted at Current Rates
Disclosure Of Operating Segments [Line Items]
Revenue		25,776	25,827	24,312
Profit from operations		11,365	11,130	10,347
Net finance costs		(1,592)	(1,522)	(1,385)
Share of post-tax results of associates and joint ventures		442	473	387
Profit/(loss) before taxation		10,215	10,081	9,349
Taxation on ordinary activities		(2,430)	(2,501)	(2,364)
Reported
Disclosure Of Operating Segments [Line Items]
Revenue		25,776	25,877	24,492
Profit from operations		9,962	9,016	9,313
Net finance costs		(1,745)	(1,602)	(1,381)
Share of post-tax results of associates and joint ventures		455	498	419
Profit/(loss) before taxation		8,672	7,912	8,351
Taxation on ordinary activities		(2,108)	(2,063)	(2,141)
Profit for the year		6,564	5,849	6,210
Adjusting Items
Disclosure Of Operating Segments [Line Items]
Revenue			50	180
Profit from operations		(1,403)	(2,114)	(1,034)
Net finance costs		(153)	(80)	4
Share of post-tax results of associates and joint ventures		13	25	32
Profit/(loss) before taxation		(1,543)	(2,169)	(998)
Taxation on ordinary activities		322	438	223
United States | Adjusted at Constant Rates
Disclosure Of Operating Segments [Line Items]
Revenue		11,536	9,917
Profit from operations		5,816	4,798
United States | Translation Exchange
Disclosure Of Operating Segments [Line Items]
Revenue		(63)	456
Profit from operations		(32)	238
United States | Adjusted at Current Rates
Disclosure Of Operating Segments [Line Items]
Revenue		11,473	10,373	9,495
Profit from operations		5,784	5,036	4,511
United States | Reported
Disclosure Of Operating Segments [Line Items]
Revenue		11,473	10,373	9,495
Profit from operations		4,975	4,410	4,006
United States | Adjusting Items
Disclosure Of Operating Segments [Line Items]
Profit from operations		(809)	(626)	(505)
Asia Pacific and Middle East | Adjusted at Constant Rates
Disclosure Of Operating Segments [Line Items]
Revenue		4,644	5,157
Profit from operations		1,909	2,102
Share of post-tax results of associates and joint ventures		465	463
Asia Pacific and Middle East | Translation Exchange
Disclosure Of Operating Segments [Line Items]
Revenue		(107)	(4)
Profit from operations		(56)	(43)
Share of post-tax results of associates and joint ventures		(26)	7
Asia Pacific and Middle East | Adjusted at Current Rates
Disclosure Of Operating Segments [Line Items]
Revenue		4,537	5,153	4,882
Profit from operations		1,853	2,059	1,948
Share of post-tax results of associates and joint ventures		439	470	384
Asia Pacific and Middle East | Reported
Disclosure Of Operating Segments [Line Items]
Revenue		4,537	5,153	4,882
Profit from operations		1,472	1,753	1,858
Share of post-tax results of associates and joint ventures		452	495	416
Asia Pacific and Middle East | Adjusting Items
Disclosure Of Operating Segments [Line Items]
Profit from operations		(381)	(306)	(90)
Share of post-tax results of associates and joint ventures		13	25	32
Americas and Sub-Saharan Africa | Adjusted at Constant Rates
Disclosure Of Operating Segments [Line Items]
Revenue		4,321	4,491
Profit from operations		1,796	1,912
Americas and Sub-Saharan Africa | Translation Exchange
Disclosure Of Operating Segments [Line Items]
Revenue		(549)	(230)
Profit from operations		(178)	(70)
Americas and Sub-Saharan Africa | Adjusted at Current Rates
Disclosure Of Operating Segments [Line Items]
Revenue		3,772	4,261	4,111
Profit from operations		1,618	1,842	1,738
Americas and Sub-Saharan Africa | Reported
Disclosure Of Operating Segments [Line Items]
Revenue		3,772	4,261	4,111
Profit from operations		1,553	1,204	1,544
Americas and Sub-Saharan Africa | Adjusting Items
Disclosure Of Operating Segments [Line Items]
Profit from operations		(65)	(638)	(194)
Europe and North Africa | Adjusted at Constant Rates
Disclosure Of Operating Segments [Line Items]
Revenue		6,169	6,118
Profit from operations		2,140	2,220
Share of post-tax results of associates and joint ventures		3	3
Europe and North Africa | Translation Exchange
Disclosure Of Operating Segments [Line Items]
Revenue		(175)	(78)
Profit from operations		(30)	(27)
Europe and North Africa | Adjusted at Current Rates
Disclosure Of Operating Segments [Line Items]
Revenue		5,994	6,040	5,824
Profit from operations		2,110	2,193	2,150
Share of post-tax results of associates and joint ventures		3	3	3
Europe and North Africa | Reported
Disclosure Of Operating Segments [Line Items]
Revenue		5,994	6,090	6,004
Profit from operations		1,962	1,649	1,905
Share of post-tax results of associates and joint ventures		3	3	3
Europe and North Africa | Adjusting Items
Disclosure Of Operating Segments [Line Items]
Revenue			50	180
Profit from operations		£ (148)	£ (544)	£ (245)

[1]	Revenue is net of duty, excise and other taxes of £39,172 million, £39,826 million and £38,553 million for the years ended 31 December 2020, 2019 and 2018, respectively.